Debt - Additional Information (Detail)	12 Months Ended				0 Months Ended					0 Months Ended							0 Months Ended							0 Months Ended	1 Months Ended							0 Months Ended	1 Months Ended			0 Months Ended		6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended						0 Months Ended	6 Months Ended	12 Months Ended							12 Months Ended		12 Months Ended		0 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	May 21, 2013 Letter Of Credit Sublimit USD ($)	May 21, 2013 Swingline Subfacility USD ($)	May 21, 2013 Old Term Loan USD ($)	May 21, 2013 Old Term Loan USD ($)	Jun. 30, 2014 Old Term Loan USD ($)	Dec. 31, 2013 Old Term Loan USD ($)	May 21, 2013 Old Term Loan Minimum	May 21, 2013 Old Term Loan Federal Funds Effective Rate	May 21, 2013 Old Term Loan Federal Funds Effective Rate	May 21, 2013 Old Term Loan One Month Eurodollar Rate Plus Index Based Loans	May 21, 2013 Old Term Loan One Month Eurodollar Rate Plus Index Based Loans	May 21, 2013 Old Term Loan Eurodollar	May 21, 2013 Old Term Loan Eurodollar Minimum	May 21, 2013 Old Term Loan Base Rate	May 21, 2013 Old Term Loan Quarterly installments beginning September 30, 2013	May 21, 2013 Old Term Loan Quarterly installments beginning September 30, 2013	Oct. 28, 2013 ABL Credit Facility USD ($)	May 14, 2014 ABL Credit Facility USD ($)	Oct. 28, 2013 ABL Credit Facility USD ($)	May 21, 2013 ABL Credit Facility USD ($)	Nov. 30, 2011 ABL Credit Facility USD ($)	May 21, 2013 ABL Facility USD ($)	May 21, 2013 ABL Facility USD ($)	Jun. 30, 2014 ABL Facility USD ($)	Dec. 31, 2013 ABL Facility USD ($)	Jun. 30, 2014 ABL Facility Maximum USD ($)	Dec. 31, 2013 ABL Facility Maximum USD ($)	Jun. 30, 2014 ABL Facility Base Rate	Dec. 31, 2013 ABL Facility Base Rate	May 21, 2013 ABL Facility Federal Funds Rate	May 21, 2013 ABL Facility Federal Funds Rate	May 21, 2013 ABL Facility London Interbank Offered Rate (LIBOR)	Jun. 30, 2014 ABL Facility London Interbank Offered Rate (LIBOR)	May 21, 2013 ABL Facility Libor Rate	Dec. 31, 2013 ABL Facility Libor Rate	Jun. 30, 2014 Term Loan USD ($)	Dec. 31, 2013 Term Loan USD ($)	May 21, 2013 Term Loan USD ($)	Dec. 31, 2012 Term Loan USD ($)	Jun. 30, 2014 ABL Facility USD ($)	Dec. 31, 2013 ABL Facility USD ($)	Dec. 31, 2012 ABL Facility USD ($)	May 21, 2013 Old Term Loan USD ($)	Mar. 23, 2012 Old Term Loan Revolving Credit Facility USD ($)	Jun. 30, 2014 Old ABL Facility Revolving Credit Facility USD ($)	Mar. 23, 2012 Old ABL Facility Revolving Credit Facility USD ($)	Sep. 15, 2006 Note payable - PBGC	Jun. 30, 2014 Note payable - PBGC USD ($)	Dec. 31, 2013 Note payable - PBGC USD ($)	Dec. 31, 2012 Note payable - PBGC USD ($)	Sep. 15, 2006 Note payable - PBGC USD ($)	Jun. 30, 2014 U.K. short term borrowing GBP (£)	Dec. 31, 2013 U.K. short term borrowing GBP (£)	Dec. 31, 2011 Term Note Anchor Holding Inc Old Term Loan USD ($)	Sep. 30, 2011 Term Note Anchor Holding Inc Old Term Loan USD ($)	Dec. 31, 2012 Term Loan and Security Agreement Anchor Holding Inc Old Term Loan	Nov. 30, 2011 Term Loan and Security Agreement Anchor Holding Inc Old Term Loan USD ($)	Dec. 31, 2012 Old Term Loan USD ($)	Jul. 30, 2014 Subsequent Event Amendment Number One to Term Loan Agreement	Jul. 30, 2014 Subsequent Event Amendment Number One to Term Loan Agreement Eurodollar	Jul. 30, 2014 Subsequent Event Amendment Number One to Term Loan Agreement Base Rate	Jul. 30, 2014 Subsequent Event ABL Credit Facility USD ($)	Jul. 30, 2014 Subsequent Event Amendment Six to ABL Credit Agreement USD ($)
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 20,000,000	$ 5,000,000																	$ 55,000,000.0	$ 50,000,000	$ 50,000,000					$ 6,900,000	$ 6,900,000									$ 247,499,000	$ 248,750,000	$ 250,000,000	$ 0				$ 150,000,000.0	$ 150,000,000	$ 85,000,000.0	$ 85,000,000						£ 7,000,000	£ 7,000,000									$ 60,000,000.0	$ 60,000,000
Amendment fee																																																													0.50%
Revolving credit facility																																										26,584,000	15,635,000	0
Term loan, maturity date																																						May 21, 2020	May 21, 2020			May 21, 2018	May 21, 2018							Dec. 31, 2015	Dec. 31, 2015
Term loan outstanding, percentage																	0.25%	0.25%
Additional borrowing capacity						50,000,000														4,125,000			60,000,000	25,000,000	25,000,000
Maximum leverage ratio						3.50
Interest on facility plus Barclays Bank base rate										0.50%	0.50%	1.00%	1.00%																			0.50%	0.50%	1.00%		1.00%
Interest rate									2.25%																																									4.50%	4.50%
Rate floor of Eurodollar interest rate															1.25%
Effective interest rate														6.25%		5.25%
Capitalized deferred financing fees						8,600,000	7,300,000	7,900,000																200,000	200,000	1,100,000	1,200,000
Write off amount associated with debt refinanced					6,200,000	6,200,000																		300,000	300,000																																			4,900,000
Maximum percentage of credit facility available for Swlingline				10.00%
Increase (decrease) in line of credit facility																			5,000,000.0
Remaining borrowing capacity																										11,000,000	29,900,000
Outstanding letters of credit																										10,500,000	9,500,000
ABL facility blended interest rate																								2.24%																		3.20%
Base rate margin																														1.00%	1.00%				2.00%		2.00%
Minimum fixed charge coverage ratio																												12.50%	12.50%
Promissory note issued																																																					3,000,000				45,000,000		52,500,000.0
Quarterly payment, percentage of excess cash flow																																																									75.00%
Quarterly payment, percentage of excess cash flow if leverage ratio is less than 2.5x																																																									50.00%
Long-term debt																																																								40,000,000
Quarterly payments, percentage of principal balance																																																										1.25%
Quarterly payment, percentage of principal in year two																																																										1.875%
Quarterly payment, percentage of principal balance in year three																																																										2.50%
Debt early payment penalty	0	1,989,000
Term of debt instrument																																																	10 years
Note payable - PBGC																																																		$ 600,000	$ 900,000	$ 1,200,000
Increase (decrease) on basis spread																																																														2.00%	2.00%
Increase (decrease) on basis spread payable in cash																																																														0.25%	0.25%
Increase (decrease) on basis spread payable in kind																																																														1.75%	1.75%